Capital Stock (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	Nov. 30, 2017
Common Stock, Shares, Issued (in Shares)	43,537,850		43,537,850		34,704,516
Common Stock, Shares, Outstanding (in Shares)	43,537,850		43,537,850		34,704,516
Proceeds From Issuance Or Sale Of Equity Net Of Issuance Costs	$ 0	$ 845,785	$ 0	$ 1,406,243
Odidi Holdco [Member]
Common Stock, Shares, Issued (in Shares)	5,781,312		5,781,312		5,781,312
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	13.00%		13.00%		17.00%